RECEIVABLES - Reinsurance Recoverable, Net of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Reinsurance recoverables on unpaid losses	$ 226,511	$ 213,990
Less: Allowance for expected credit losses	(278)	(327)
Reinsurance recoverable for unpaid claims and claims adjustments	226,233	213,663	$ 212,249	$ 188,800
Reinsurance recoverables on paid losses	8,039	12,592
Less: Allowance for expected credit losses	(622)	(558)
Reinsurance recoverable for paid claims and claims adjustments	7,417	12,034
Reinsurance recoverable for paid and unpaid claims and claims adjustments	$ 233,650	$ 225,697